PRIVATE PLACEMENT (Details) - Northern Genesis Acquisition Corp. II - USD ($)		9 Months Ended
	Jan. 15, 2021	Sep. 30, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Warrant price per share		$ 10.00
Proceeds from sale of Private Placement Warrants		$ 10,030,000
Preferred stock price per share		$ 11.50	$ 10.00
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate of purchase shares (in Shares)		6,686,667
Warrant price per share		$ 1.50
Proceeds from sale of Private Placement Warrants		$ 10,030,000
Preferred stock price per share		$ 11.50
Subsequent Event [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate of purchase shares (in Shares)	6,686,667
Warrant price per share	$ 1.50
Preferred stock price per share	$ 11.50
Subsequent Event [Member] | Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Proceeds from sale of Private Placement Warrants	$ 10,030,000